COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD CAD in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	CAD 18,898
Balance at the end of the period	20,219
Accumulated other comprehensive income (Note 11)
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	1,632	CAD (435)
Other comprehensive income/(loss) retained in AOCI	(1,587)	531
Total before tax impact	(1,557)	565
Income tax on amounts retained in AOCI	193	95
Income tax on amounts reclassified to earnings	(14)	(12)
Tax impact	179	83
Balance at the end of the period	254	213
Accumulated other comprehensive income (Note 11) | Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	52	8
Accumulated other comprehensive income (Note 11) | Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(5)	(4)
Accumulated other comprehensive income (Note 11) | Foreign Exchange Risk
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	1	7
Accumulated other comprehensive income (Note 11) | Other contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(31)	6
Accumulated other comprehensive income (Note 11) | Amortization of pension and OPEB actuarial loss
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	13	17
Cash Flow Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(688)	(488)
Other comprehensive income/(loss) retained in AOCI	(711)	(272)
Total before tax impact	(694)	(255)
Income tax on amounts retained in AOCI	200	73
Income tax on amounts reclassified to earnings	(10)	(8)
Tax impact	190	65
Balance at the end of the period	(1,192)	(678)
Cash Flow Hedges | Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	52	8
Cash Flow Hedges | Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(5)	(4)
Cash Flow Hedges | Foreign Exchange Risk
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	1	7
Cash Flow Hedges | Other contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(31)	6
Net Investment Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(795)	108
Other comprehensive income/(loss) retained in AOCI	384	(370)
Total before tax impact	384	(370)
Income tax on amounts retained in AOCI	(13)	24
Tax impact	(13)	24
Balance at the end of the period	(424)	(238)
Cumulative Translation Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	3,365	309
Other comprehensive income/(loss) retained in AOCI	(1,253)	1,149
Total before tax impact	(1,253)	1,149
Balance at the end of the period	2,112	1,458
Equity Investees
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	37	(5)
Other comprehensive income/(loss) retained in AOCI	(7)	24
Total before tax impact	(7)	24
Income tax on amounts retained in AOCI	6	(2)
Tax impact	6	(2)
Balance at the end of the period	36	17
Pension and OPEB Amortization Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(287)	(359)
Total before tax impact	13	17
Income tax on amounts reclassified to earnings	(4)	(4)
Tax impact	(4)	(4)
Balance at the end of the period	(278)	(346)
Pension and OPEB Amortization Adjustment | Amortization of pension and OPEB actuarial loss
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	CAD 13	CAD 17